Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
16.	Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2016
Cost	$1,613	$18,667	$13,517	$4,269	$3,907	$41,973
Accumulated depreciation	—	(5,105)	(7,165)	(2,108)	—	(14,378)

Net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

Year ended December 31, 2017
Opening net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595
Additions	171	174	562	742	1,284	2,933
Disposals	—	—	(67)	—	—	(67)
Impairment reversal and (asset impairments) (Note 8)	—	207	(44)	—	—	163
Depreciation and amortization	—	(368)	(640)	(566)	—	(1,574)
Transfers between classifications	—	(8)	104	—	(96)	—
Decommissioning and restoration provision change in estimate	—	501	24	—	—	525
Capitalized borrowing costs	—	102	—	—	231	333
Reclassification of Waneta Dam to assets held for sale and other	—	40	(394)	—	—	(354)
Changes in foreign exchange rates	(10)	(240)	(155)	(39)	(65)	(509)

Closing net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

At December 31, 2017
Cost	$1,774	$19,329	$12,948	$4,561	$5,261	$43,873
Accumulated depreciation	—	(5,359)	(7,206)	(2,263)	—	(14,828)

Net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

Year ended December 31, 2018
Opening net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045
Additions	144	86	710	761	1,135	2,836
Disposals	—	—	(12)	—	—	(12)
Asset impairments (Note 8)	(31)	(6)	(4)	—	—	(41)
Depreciation and amortization	—	(372)	(595)	(543)	—	(1,510)
Transfers between classifications	—	1,050	3,307	—	(4,357)	—
Decommissioning and restoration provision change in estimate	—	(250)	(29)	—	—	(279)
Capitalized borrowing costs	—	108	—	—	185	293
Other	—	(2)	56	—	—	54
Changes in foreign exchange rates	21	290	182	50	121	664

Closing net book value	$1,908	$14,874	$9,357	$2,566	$2,345	$31,050

At December 31, 2018
Cost	$1,908	$20,613	$17,452	$5,435	$2,345	$47,753
Accumulated depreciation	—	(5,739)	(8,095)	(2,869)	—	(16,703)

Net book value	$1,908	$14,874	$9,357	$2,566	$2,345	$31,050

a)	Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include primarily Galore Creek and non-Fort Hills oil sands properties in Alberta.

b)	Finance Leases

The net carrying value of property, plant and equipment held under finance leases (Note 19(c)) at December 31, 2018 is $613 million (2017 – $406 million), of which $504 million (2017 – $192 million) is included in land, buildings, plant and equipment. During the year ended December 31, 2018, our share of the pipeline leases of Fort Hills were transferred from construction in progress to land, buildings, plant and equipment. Ownership of leased assets remains with the lessor.

c)	Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate on the project-specific debt, as applicable. These projects are shown as part of mineral properties and leases, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2018 was 5.9% (2017 – 5.8%).